CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIENCY) / EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2022	$ 10,990,255	$ 5,959,577	$ 297,734	$ 1,396,595	$ (12,173)	$ 7,641,733	$ (17,719,677)	$ 912,311
Number of shares outstanding at beginning of period at Dec. 31, 2022	54,674,754
Share issues
Comprehensive loss	$ 0	0	0	0	1,144	1,144	(56,781)	(55,637)
Number of shares outstanding at end of period at Dec. 31, 2023	54,674,754
Equity at end of period at Dec. 31, 2023	$ 10,990,255	5,959,577	297,734	1,396,595	(11,029)	7,642,877	(17,776,458)	856,674
Share issues
Issue of equity	$ 216,539	133,461	0	0	0	133,461	0	350,000
Number of Shares issued for private placement	10,000,000
Share issue costs	$ (38,887)	0	0	0	0	0	0	(38,887)
Comprehensive loss	$ 0	0	0	0	2,405	2,405	(46,630)	(44,225)
Number of shares outstanding at end of period at Dec. 31, 2024	64,674,754
Equity at end of period at Dec. 31, 2024	$ 11,167,907	6,093,038	297,734	1,396,595	(8,624)	7,778,743	(17,823,088)	1,123,562
Share issues
Issue of equity	$ 329,004	240,996	0	0	0	240,996	0	570,000
Number of Shares issued for private placement	11,400,000
Share issue costs	$ (26,977)	0	0	0	0	0	0	(26,977)
Comprehensive loss	$ 0	0	0	0	(5,968)	(5,968)	(275,016)	(280,984)
Number of shares outstanding at end of period at Dec. 31, 2025	76,074,754
Equity at end of period at Dec. 31, 2025	$ 11,469,934	$ 6,334,034	$ 297,734	$ 1,396,595	$ (14,592)	$ 8,013,771	$ (18,098,104)	$ 1,385,601